NOTE PAYABLE D&O INSURANCE (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Aug. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Note Payable D&O Insurance		$ (0)		$ (0)		$ 741,200
Dand O Insurance [Member]
Related Party Transaction [Line Items]
Payment to acquire insurance	$ 1,531,900			1,225,500
Down payment for insurance	$ 306,400
Debt instrument term	10 months
Debt instrument interest rate	4.74%
Interest and debt expense	$ 16,600	$ 3,000	$ 0	$ 10,300	$ 0
Note Payable D&O Insurance	$ 1,225,500